Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share	2.6. Earnings per share

  Accounting policies
Basic earnings per share is calculated by dividing the profit or loss attributable to equity holders of the parent by the weighted average number of shares outstanding during the year. Diluted earnings per share is calculated by adjusting the profit or loss attributable to equity holders of the parent, and the weighted average number of shares outstanding, for the effects of all dilutive potential ordinary shares. Potential ordinary shares are excluded from the calculation of diluted earnings per share when they are determined to be antidilutive.

EURm	2023	2022	2021
Profit or loss attributable to equity holders of the parent
Continuing operations	660	4 201	1 632
Discontinued operations	5	49	(9)
Profit for the year	665	4 250	1 623

Number of shares (000s)
Weighted average number of shares outstanding	5 549 468	5 614 182	5 630 025
Effect of potentially dilutive shares
Performance shares	8 190	46 187	50 300
Restricted shares and other	28 265	9 651	3 910
Total effect of potentially dilutive shares	36 455	55 838	54 210
Adjusted weighted average number of shares	5 585 923	5 670 020	5 684 235

Earnings per share, EUR
Basic earnings per share
Continuing operations	0.12	0.75	0.29
Discontinued operations	0.00	0.01	0.00
Profit for the year	0.12	0.76	0.29
Diluted earnings per share
Continuing operations	0.12	0.74	0.29
Discontinued operations	0.00	0.01	0.00
Profit for the year	0.12	0.75	0.29